Related Party Transactions (Details)	3 Months Ended	12 Months Ended
	Apr. 19, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)
Related Party Transactions [Abstract]
Loan origination fees		$ 292,998	$ 142,430
Service fee (in Yuan Renminbi) | ¥				¥ 100,000
Related party transactions amount	$ 48,885